Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Instrument [Abstract]
Summary of Financial Liabilities at Fair Value Through Profit or Loss

	As of December 31,
	2023	2022
Earnout liabilities (Note a)	$16,380	$24,147
Earn-in liabilities (Note b)	9,079	13,384
Warrant liabilities (Note c)	5,373	9,418
Redeemable preferred shares (Note d)	—	—
	$30,832	$46,949
Categories of financial instruments

	As of December 31,
	2023	2022
Financial assets

Financial assets at amortized cost (Note i)	$201,050	$261,717

Financial liabilities

Financial liabilities at FVTPL	30,832	46,949
Financial liabilities at amortized cost (Note ii)	473,763	445,988
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, and other financial liabilities.